OMB APPROVAL
OMB Number: 3235-0570 Expires: August 31, 2011 Estimated average burden hours per response: 18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22359

Papp Investment Trust
(Exact name of registrant as specified in charter)

2201 E. Camelback Road #227B Phoenix, Arizona	85016
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:    (602) 956-0980

Date of fiscal year end:         November 30, 2010

Date of reporting period:       May 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Papp Investment Trust

Papp Small & Mid-Cap Growth Fund

Semi-Annual Report

May 31, 2010
(Unaudited)

Investment Advisor
L. Roy Papp & Associates, LLP
Phoenix, AZ

Papp Investment Trust

Papp Small & Mid-Cap Growth Fund
Semi-Annual Report as of May 31, 2010

Dear Fellow Shareholders,

As this is our first Semi-Annual report, all of us here at L. Roy Papp & Associates want to thank you for your investment with us in this Fund and your confidence in our investment management.  Our Fund began operations on March 8, 2010.

The market performed well through late April based largely on an improving economy and good prospects for corporate earnings growth.  In May, and subsequently into June, concern arose of a possible financial crisis in Europe triggered by serious economic problems in Greece, Portugal, Spain, and other European countries.  Investors have been more concerned that problems in Europe will spill over to the U.S. and derail economic growth here.  We remain convinced that the U.S. economy is sound and growing at a reasonable pace of about 3% as measured by the GDP.  We believe that the recent decline is simply a normal correction.

We think the companies in our Fund’s portfolio are well positioned for economic growth.  These holdings have been selected to provide a mixture of stable and consistent earnings growth along with good opportunities to capitalize on innovative products, research and development and exposure to promising new markets.  We also emphasize high quality businesses.  Our companies have relatively low levels of debt, if any and very strong cash flow.  Our companies’ capitalizations are midcap with some small cap as well, but they are almost all very established businesses with long and consistent track records.  Many are niche players that enjoy strong competitive advantages compared to their competitors. History tells us that the companies owned in our Fund have been able to grow their earnings faster than the market in general and we expect this to continue and result in improved valuations.

Looking forward we do expect reasonable economic growth in the U.S. although we are not expecting much improvement in employment for the next few years.  We think that most companies will grow their businesses by utilizing more technology rather than hiring new employees.  This should improve prospects for many of the holdings in the Fund’s portfolio.   The bulk of our Fund is currently concentrated in midcap stocks as opposed to small caps because valuation levels are currently much more compelling in midcaps than small caps in our opinion.  Our Fund is almost fully invested, with approximately 98% of the assets in stocks with the rest in a money market fund.

Thank you again for your confidence in our Fund.  Our fellow investors are very important to us and as such we would welcome you to call us (602-956-0980 or 1-800-421-0131) if you have any questions about current market conditions or the Fund.

Warmest regards,
L. Roy Papp
Chairman

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Performance current through the most recent month end is available by calling 1-877-370-7277.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-877-370-7277 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

PAPP SMALL & MID-CAP GROWTH FUND
PORTFOLIO INFORMATION
May 31, 2010 (Unaudited)

Top 10 Equity Holdings

Security Description	% of Net Assets
Informatica Corp.	4.5%
O'Reilly Automotive, Inc.	4.5%
Coach, Inc.	4.4%
ResMed, Inc.	4.3%
C.R. Bard, Inc.	4.2%
PetSmart, Inc.	4.2%
DeVry, Inc.	4.1%
Stericycle, Inc.	4.1%
Clorox Co. (The)	4.1%
Mettler-Toledo International, Inc.	4.0%

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)
COMMON STOCKS — 97.7%	Shares	Value

Consumer Discretionary - 17.2%
Education Services - 4.1%
DeVry, Inc.	4,100	$235,709

Specialty Retail - 8.7%
O'Reilly Automotive, Inc.*	5,000	255,100
PetSmart, Inc.	7,600	241,376
		496,476
Textiles, Apparel & Luxury Goods - 4.4%
Coach, Inc.	6,200	254,882

Consumer Staples - 4.1%
Household Products - 4.1%
Clorox Co. (The)	3,700	232,434

Energy - 2.8%
Energy Equipment & Services - 1.5%
FMC Technologies, Inc.*	1,234	71,757
TETRA Technologies, Inc.*	1,788	17,987
		89,744
Oil, Gas & Consumable Fuels - 1.3%
Forest Oil Corp.*	876	23,337
Whiting Petroleum Corp.*	600	50,226
		73,563
Financials - 9.5%
Capital Markets - 9.5%
Federated Investors, Inc. - Class B	7,700	171,017
State Street Corp.	4,000	152,680
T. Rowe Price Group, Inc.	4,500	222,840
		546,537
Health Care - 18.5%
Health Care Equipment & Supplies - 10.1%
C.R. Bard, Inc.	3,000	242,910
DENTSPLY International, Inc.	2,900	94,047
ResMed, Inc.*	3,900	245,271
		582,228
Health Care Services - 2.8%
Express Scripts, Inc.*	600	60,360
Medco Health Solutions, Inc.*	1,700	98,005
		158,365
Life Sciences Tools & Services - 5.6%
Mettler-Toledo International, Inc.*	2,000	229,060
Techne Corp.	1,500	90,825
		319,885
Industrials - 17.5%
Air Freight & Logistics - 3.2%
Expeditors International of Washington, Inc.	4,800	183,312

Commercial Services - 4.1%
Stericycle, Inc.*	4,000	234,480

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value

Industrials - 17.5% (Continued)
Electrical Equipment - 3.6%
AMETEK, Inc.	5,100	$207,060

Machinery - 6.6%
Gardner Denver, Inc.	4,400	200,376
IDEX Corp.	5,800	177,132
		377,508
Information Technology - 24.5%
Data Processing/Outsourced Services - 0.7%
Fiserv, Inc.*	793	37,707

Semiconductors & Semiconductor Equipment - 6.8%
Linear Technology Corp.	3,000	83,880
Microchip Technology, Inc.	6,400	178,240
Silicon Laboratories, Inc.*	2,806	127,477
		389,597
Software - 17.0%
Adobe Systems, Inc.*	3,800	121,904
Factset Research Systems, Inc.	2,500	170,125
Informatica Corp.*	9,900	255,420
MICROS Systems, Inc.*	6,000	205,200
Nuance Communications, Inc.*	13,000	221,455
		974,104
Materials - 3.6%
Specialty Chemicals - 3.6%
Sigma-Aldrich Corp.	3,900	207,792

Total Common Stocks (Cost $5,621,852)		$5,601,383

MONEY MARKET FUNDS — 2.1%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.22%(a) (Cost $118,188)	118,188	$118,188

Total Investments at Value — 99.8% (Cost $5,740,040)		$5,719,571

Other Assets in Excess of Liabilites — 0.2%		10,871

Net Assets — 100.0%		$5,730,442

* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of May 31, 2010 .

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2010 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$5,740,040
At value (Note 2)	$5,719,571
Dividends receivable	4,396
Other assets	17,670
Total assets	5,741,637

LIABILITIES
Accrued investment advisory fees (Note 4)	4,465
Payable to administrator (Note 4)	4,630
Other accrued expenses	2,100
Total liabilities	11,195

NET ASSETS	$5,730,442

NET ASSETS CONSIST OF:
Paid-in capital	$5,734,124
Accumulated net investment loss	(2,211)
Accumulated net realized gains from security transactions	18,998
Net unrealized depreciation on investments	(20,469)

NET ASSETS	$5,730,442

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	573,462

Net asset value, offering price and redemption price per share	$9.99

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2010 (a) (Unaudited)

INVESTMENT INCOME
Dividend income	$11,237

EXPENSES
Investment advisory fees (Note 4)	10,759
Insurance expense	6,242
Fund accounting fees (Note 4)	6,084
Administration fees (Note 4)	4,800
Transfer agent fees (Note 4)	3,000
Custody and bank service fees	2,738
Postage and supplies	2,135
Registration fees	1,059
Professional fees	299
Other expenses	1,350
Total expenses	38,466
Less fee reductions and expense reimbursements by the Advisor (Note 4)	(25,018)
Net expenses	13,448

NET INVESTMENT LOSS	(2,211)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	18,998
Net change in unrealized appreciation/depreciation on investments	(123,157)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(104,159)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(106,370)

(a) Represents the period from the commencement of operations (March 8, 2010) through May 31, 2010.

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
Period Ended
May 31,
2010 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(2,211)
Net realized gains from security transactions	18,998
Net change in unrealized appreciation/depreciation on investments	(123,157)
Net decrease in net assets from operations	(106,370)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,736,812

TOTAL INCREASE IN NET ASSETS	5,630,442

NET ASSETS
Beginning of period	100,000
End of period	$5,730,442

ACCUMULATED NET INVESTMENT LOSS	$(2,211)

CAPITAL SHARE ACTIVITY
Shares sold	563,462
Shares outstanding at beginning of period	10,000
Shares outstanding at end of period	573,462

(a) Represents the period from the commencement of operations (March 8, 2010) through May 31, 2010.

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period
	Ended
	May 31,
	2010 (a)
	(Unaudited)

Net asset value at beginning of period	$10.00

Loss from investment operations:
Net investment loss	(0.00	)(b)
Net realized and unrealized losses on investments	(0.01)
Total from investment operations	(0.01)

Net asset value at end of period	$9.99

Total return (c)	(0.10%	)(d)

Net assets at end of period	$5,730,442

Ratios/supplementary data:

Ratio of gross expenses to average net assets	3.57%	(f)

Ratio of net expenses to average net assets (e)	1.25%	(f)

Ratio of net investment loss to average net assets (e)	(0.21%)	(f)

Portfolio turnover rate	2%	(d)

(a)	Represents the period from the commencement of operations (March 8, 2010) through May 31, 2010

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized

(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

(f)	Annualized.

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2010 (Unaudited)

1.  Organization

Papp Small & Mid-Cap Growth Fund (the “Fund”) is a diversified series of Papp Investment Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated November 12, 2009. On February 16, 2010, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to a shareholder who is a Trustee of the Trust and a partner of L. Roy Papp & Associates, LLP (the “Advisor”), the investment advisor to the Fund.  The Fund commenced operations on March 8, 2010.

The investment objective of the Fund is long-term capital growth.

2.  Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies:

Securities valuation – The Fund’s portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust.  Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities
•           Level 2 – other significant observable inputs
•           Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,601,383	$-	$-	$5,601,383
Money Market Funds	-	118,188	-	118,188
Total	$5,601,383	$118,188	$-	$5,719,571

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

During the period the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2010.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.  Other non-cash dividends are recognized as investment income at the fair value of the property received.

Security transactions – Security transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  There were no distributions paid during the period ended May 31, 2010.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of May 31, 2010:

Tax cost of portfolio investments	$5,840,040
Gross unrealized appreciation	$199,584
Gross unrealized depreciation	(220,053)
Net unrealized depreciation	$(20,469)
Accumulated net operating loss	(2,211)
Other gains	18,998
Accumulated deficit	$(3,682)

During the period ended May 31, 2010, the Fund had net change in unrealized appreciation/depreciation on investments of $102,688 resulting from in-kind subscriptions (subscriptions in which shareholders who purchased Fund shares delivered securities rather than cash to the Fund).  The Fund has reclassified this amount against paid-in capital on the Statement of Assets and Liabilities.  Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Investment Transactions

During the period ended May 31, 2010, cost of purchases and proceeds from sales of investment securities, other than short-term investments, was $5,686,845 and $83,991, respectively.

4.  Transactions with Affiliates

Certain Trustees and officers of the Fund are directors and officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and of Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Advisor pursuant to the terms of an Investment Advisory Agreement. For its services, the Fund pays the Advisor an advisory fee, computed daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

The Advisor has contractually agreed to reduce its advisory fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s annual ordinary operating expenses do not exceed an amount equal to 1.25% of its average daily net assets.  This Expense Limitation Agreement remains in effect until at least March 8, 2013.  During the period ended May 31, 2010, the Advisor waived its entire investment advisory fee of $10,759 and reimbursed other operating expenses totaling $14,259.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Expense Limitation Agreement permits the Advisor to recover fee reductions and expense reimbursements on behalf of the Fund, but only for a period of three years after such reduction or reimbursement, and only if such recovery will not cause the Fund’s expense ratio to exceed the annual rate of 1.25%.  As of May 31, 2010, the Advisor may in the future recover fee reductions and expense reimbursements totaling $25,018.  The Advisor may recover these amounts no later than May 31, 2013.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides internal regulatory compliance services and executive and administrative services for the Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees.  For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund’s average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.  The fee payable to Ultimus is discounted by 20% during the first year of the Fund’s operations and 15% during the second year of operations, or until such time as the Fund’s net assets reach $20 million, but in no event later than two years from the date of commencement of operations.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, the Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million.  In addition, the Fund pays all costs of external pricing services.  The fee payable to Ultimus is discounted by 20% during the first year of the Fund’s operations and 15% during the second year of operations, or until such time as the Fund’s net assets reach $20 million, but in no event later than two years from the date of commencement of operations.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, Ultimus receives from the Fund an annual fee of $20 per shareholder account, subject to a monthly minimum fee.  The minimum monthly fee is $1,500 if the Fund has 100 or more shareholder accounts; $1,250 if the Fund has between 25 and 100 shareholder accounts; and $1,000 if the Fund has 25 or less shareholder accounts.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the "Distributor") serves as principal underwriter to the Fund.  The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor receives annual compensation of $6,000 for such services.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PLAN OF DISTRIBUTION
The Trust has adopted a plan of distribution (the “Plan”) pursuant to which the Fund may incur certain expenses related to the distribution of its shares.  The annual limitation of payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets.  Until at least March 1, 2011, the Board of Trustees will not authorize the payment of any fees pursuant to the Plan.

5.  Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

6.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

7.  Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

PAPP SMALL & MID-CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 8, 2010) and held until the end of the period (May 31, 2010).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

PAPP SMALL & MID-CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value March 8, 2010	Ending Account Value May 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 999.00	$2.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,008.73	$2.92

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 85/365 (to reflect the period covered by this report).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-370-7277, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during period ended June 30, 2010 will be available without charge upon request no later than August 31, 2010 by calling toll-free 1-877-370-7277, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year beginning with the August 31, 2010 quarter on Form N-Q.  These filings will be available no later than October 30, 2010 upon request by calling 1-877-370-7277.  Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PAPP SMALL & MID-CAP GROWTH FUND
APPROVAL OF INVESTMENT ADVISORY (Unaudited)

L. Roy Papp & Associates, LLP (the “Advisor”), 2201 E. Camelback Road, Suite 227B, Phoenix, Arizona 85016, serves as the investment Advisor to the Fund.  The Advisor provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio.  In addition to serving as the investment adviser to the Fund, the Advisor provides investment advisory services to individuals, trusts, retirement plans, endowments, and foundations.

The Advisor is subject to the oversight of the Fund and the Fund’s board of trustees (the “Board of Trustees”).   The Advisor serves as investment Advisor to the Fund pursuant to a written investment management agreement between the Advisor and the Fund dated March 1, 2010 (the “Advisory Agreement”).  The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Fund or its shareholders, except by reason of its own willful misfeasance, bad faith or negligence, or from its reckless disregard of its duties under the Advisory Agreement. The Advisory Agreement is terminable by the Fund at any time, without penalty, either by action of the Board of Trustees or upon a vote of the holders of a majority of the outstanding voting securities of the Fund upon 60 days’ prior written notice to the Advisor. The Advisory Agreement is also terminable by the Advisor with 60 days’ prior written notice to the Fund, and will terminate automatically in the event of its “assignment,” as defined in the 1940 Act, including in the event of a change of control or sale of the Advisor. The Advisory Agreement continues in force until March 1, 2012, and may be continued from year to year thereafter only as long as such continuance is approved annually by (a) the vote of a majority of the Board of Trustees, including a majority of the Independent Trustees; or (b) the vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Board of Trustees, including the Fund’s Independent Trustees voting separately, reviewed and approved the Advisory Agreement at an in-person meeting held on February 3, 2010, at which all of the Trustees were present.

In the course of their deliberations, the Independent Trustees were advised by their independent legal counsel of their obligations in determining to approve the Investment Advisory Agreement.  The Trustees received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Trustees and counsel.

In considering whether to approve the Advisory Agreement, the Board of Trustees, including the independent Trustees, did not identify any single factor as determinative, and each Trustee weighed the various factors as he or she deemed appropriate. The Trustees considered the following matters, among other things, in connection with their approval of the Advisory Agreement.

PAPP SMALL & MID-CAP GROWTH FUND
APPROVAL OF INVESTMENT ADVISORY (Unaudited)
(Continued)

Nature, Extent and Quality of Services

The Board of Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Fund by the Advisor.  The most recent investment Advisor registration form (“Form ADV”) for the Advisor was reviewed by the Trustees and the Trustees specifically reviewed the qualifications, backgrounds and responsibilities of the key personnel that will oversee the investment management and day-to-day operations of the Fund, including  the support resources available for investment research.  The Trustees noted that the Advisor has previously served as the investment Advisor and investment sub-Advisor to other open-end registered investment companies with substantially similar investment objectives and strategies.

Investment Performance of the Fund and the Advisor

The Board of Trustees noted that the Fund had not yet started operations, and therefore they did not consider the performance of the Fund.  The Board of Trustees did take note, however, of the Advisor’s related prior performance with respect to registered investment companies that had similar investment objectives and strategies as the Fund, and for which the Advisor acted as investment Advisor or sub-Advisor.  The Trustees noted that although past performance is not necessarily indicative of future results, the Advisor’s long-term performance record and investment process were important factors in the Trustees’ evaluation of the quality of services to be provided by the Advisor under the Advisory Agreement.

Expenses

The Board of Trustees considered statistical information regarding the Fund’s projected expense ratio and its various components, including the contractual advisory fee and fee waivers and/or expense reimbursements.  It also considered a comparison of these fees and expenses to the expense information for the Fund’s peer group, as determined by the Advisor.  The Fund’s overall expense ratio, after contractual fee waivers, was compared to funds within the Morningstar category of “U.S. Small and Mid Cap Growth Funds.”  The Trustees noted that the overall expense ratio of the Fund, after fee waivers, will be lower than the average expense ratio for U.S. Small and Mid Cap Growth Funds.  The Trustees also observed that, under the expense cap arrangement agreed to by the Advisor, shareholders of the Fund are guaranteed a competitive expense ratio during the infancy stages (first three years) of the Fund.

PAPP SMALL & MID-CAP GROWTH FUND
APPROVAL OF INVESTMENT ADVISORY (Unaudited)
(Continued)

Investment Advisory Fee Rates

The Trustees reviewed and considered the proposed contractual investment advisory fee rate payable by the Fund to the Advisor for investment advisory services.  Additionally, the Trustees received and considered information comparing the Fund’s advisory fee rate  with those of the other funds in its relevant peer group, as defined above.  The Trustees noted that the advisory fee rate for the Fund was slightly higher than the average rates for the peer group presented.  The Trustees determined that, although the advisory fee is higher, the Fund’s overall expense ratio, after contractual fee waivers, was competitive with and reasonable in relation to the average total expense ratio within its peer group.

Profitability

The Trustees reviewed the Advisor’s financial statements and discussed its financial condition.  The Trustees discussed the level of Fund assets necessary for the Advisor to break even, the projected profits of the Advisor and the other ancillary benefits that the Advisor may receive with regard to providing advisory services to the Fund and noted that, in light of the fact that the Fund is new, with limited assets, these factors are only secondary factors at this time.

Economies of Scale

The Trustees discussed economies of scale, noting that because the Fund is new, the Fund has not had an opportunity to realize any economies of scale.  The Trustees observed that as the Fund grows in assets, this factor will become more relevant to their consideration process.

Conclusion

After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, unanimously concluded that approval of the Investment Advisory Agreement was in the best interest of the Fund and its shareholders.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Papp Investment Trust

By (Signature and Title)*		/s/ L. Roy Papp
L. Roy Papp, Chairman and President
Date	July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ L. Roy Papp
L. Roy Papp, Chairman and President
Date	July 29, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	July 29, 2010

* Print the name and title of each signing officer under his or her signature.